FINANCIAL LIABILITIES	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
FINANCIAL LIABILITIES	FINANCIAL LIABILITIES

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Current:
Interest rate swaps	$23	$32
Total current financial liabilities	$23	$32

Non-current:
Interest rate swaps	$6	$1
Total non-current financial liabilities	$6	$1
Shares classified as financial liability
The BIHC exchangeable and BIHC class B shares were classified as liabilities due to their exchangeable and cash redemption features. Upon issuance, these shares were recognized at their fair value. Subsequent to initial recognition, these shares were recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows were based on the price of one unit of the partnership.
On December 24, 2024, our company completed the Arrangement. As a result, (i) holders of the BIHC exchangeable shares, other than Brookfield, received our company’s exchangeable shares in exchange for their BIHC exchangeable shares on a one-for-one basis; (ii) Brookfield transferred their exchangeable shares of BIHC to our company in exchange for class A.2 exchangeable shares on a one-for-one basis. The exchangeable shares, class A.2 exchangeable shares and class C shares, upon consolidation into our company, are classified as liabilities due to their exchangeable and cash redemption features. Upon issuance, these shares were recognized at their fair value. Subsequent to initial recognition, these shares were recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows were based on the price of one unit of the partnership.
In August 2021, the partnership acquired a controlling interest in Inter Pipeline Ltd. (“IPL”) for consideration comprised of cash, exchangeable shares and class B exchangeable limited partnership units (“BIPC Exchangeable LP Units”) of Brookfield Infrastructure Corporation Exchange Limited Partnership (“BIPC Exchange LP”). BIPC Exchange LP is a subsidiary of the partnership and holders of BIPC Exchangeable LP Units have the right to require the partnership to purchase BIPC Exchangeable LP Units and deliver one exchangeable share for each BIPC Exchangeable LP Unit purchased. During the six-month period ended June 30, 2025, our company issued 54,440 exchangeable shares in connection with exchange requests from BIPC Exchange LP unitholders. Upon issuance, the exchangeable shares were recognized at their fair value.
During the six-month period ended June 30, 2025, our shareholders exchanged 42,111 exchangeable shares for an equal number of partnership units. As at June 30, 2025, the exchangeable and class B shares were remeasured to reflect the NYSE closing price of one unit, $33.50 per share. Remeasurement gains or losses associated with these shares are recorded in the unaudited interim condensed and consolidated statements of operating results. Our company declared and paid dividends of $57 million and $114 million on its exchangeable shares outstanding during the three and six-month periods ended June 30, 2025, respectively (2024: $53 million and $106 million). Dividends paid on exchangeable shares are presented as interest expense in the unaudited interim condensed and consolidated statements of operating results.
The following table provides a continuity schedule of outstanding exchangeable shares, class A.2 shares, class B shares, and class C shares along with our corresponding liability and remeasurement gains and losses. Exchangeable shares prior to the Arrangement refer to the exchangeable shares of BIHC, whereas exchangeable shares post the Arrangement refer to the exchangeable shares of our company:

	Exchangeable shares outstanding (Shares)	Class A.2 shares outstanding (Shares)	BIHC Class B shares outstanding (Shares)	Class C shares outstanding (Shares)(1)	Shares classified as financial liability (US$ Millions)
Balance at January 1, 2024	131,872,066	—	2	—	$4,153
Share issuance - BIPC exchangeable LP unit exchanges	199,066	—	—	—	6
Shares exchanged to units	(19,223)	—	—	—	—
Arrangement/reorganization(2)	(13,012,789)	13,012,789	1	11,117,660	8
Remeasurement of liability	—	—	—	—	477
Balance at December 31, 2024	119,039,120	13,012,789	3	11,117,660	$4,644
Share issuance - BIPC exchangeable LP unit exchanges	54,440	—	—	—	2
Shares exchanged to units	(42,111)	—	—	—	(1)
Remeasurement of liability	—	—	—	—	243
Balance at June 30, 2025	119,051,449	13,012,789	3	11,117,660	$4,888
1.Prior to the Arrangement, class C shares were classified as financial liabilities due to their cash redemption feature, but met certain qualifying criteria and were presented as equity. See Note 13, Equity. Following the Arrangement and upon consolidation of BIHC into our company, the class C shares are presented as financial liabilities.
2.The class C shares were remeasured to reflect the NYSE closing price of one unit, $32.00 per share, as of the Arrangement. Following the Arrangement, a $348 million return of capital was issued to the class C shareholders.
Similar to exchangeable shares, class B shares are classified as liabilities due to their cash redemption feature. However, class B shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 13, Equity, for further details related to class B shares.